Business Combination (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
		May 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Business Combination [Line Items]
Cash Consideration		$ 9,100			$ 9,160
Amount consideration		1,300
Payments of completion development		$ 1,500
Amounts of net loss			$ (8,954)	$ (4,700)	(18,506)	$ (11,312)
Amortization of tangible and intangible assets					78
Acquisition related costs					$ 400
Amortized over a period					5 years 7 months 6 days
Goodwill	[1]		$ 1,847		$ 1,847
Core Technology [Member]
Business Combination [Line Items]
Amortized over a period					5 years 7 months 6 days
Amortized discount rate, percentage					25.30%
Acroname [Member]
Business Combination [Line Items]
Percentage of acquire equity		100.00%
Earn out payments		$ 7,200
Amounts of revenues					$ 445
Amounts of net loss					$ 121
WACC [Member]
Business Combination [Line Items]
Discount rate, percentage			25.30%		25.30%

[1]	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to Audio Video segment.